Commitments and Contingencies - Schedule of Future Minimum Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 120
2015	269
2016	302
2017	311
2018	320
2019 and thereafter	441
Total minimum lease payments	$ 1,763